RELATED PARTIES - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Dec. 08, 2021	Nov. 30, 2021	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Apr. 24, 2023	Jun. 17, 2021
RELATED PARTIES
Repayment of promissory note - related party					$ 267,752
Loan conversion agreement warrant			$ 3,000,000	$ 3,000,000
Working capital loans warrant
RELATED PARTIES
Outstanding balance of related party note					0	$ 0
Loan conversion agreement warrant						$ 1,500,000
Price of warrant						$ 1.00
Time Extension Funding Loans
RELATED PARTIES
Loan conversion agreement warrant						$ 3,000,000
Price of warrant						$ 1.00
Promissory Note with Related Party
RELATED PARTIES
Maximum borrowing capacity of related party promissory note							$ 250,000	$ 300,000
Repayment of promissory note - related party	$ 268,000
Administrative Services Agreement
RELATED PARTIES
Outstanding balance of related party note						$ 0
Expenses per month		$ 15,000				$ 180,000
Expenses incurred and paid			$ 45,000	$ 90,000	$ 15,000